Other Expenses - Schedule of Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Other Expenses [Abstract]
Bank charge	$ 56	$ 49	$ 41
Bank interest	238	384	378
Catering fee	114	111	96
Courier	122	202	190
Entertainment	106	207	34
Exchange rate	3	69	(30)
Expat licensing fees	4	4	4
Freight export	22	20	4
General and admin	28	43	58
Insurance	146	131	131
Lab fee	46	32	28
Lab test	13	14	18
License fee	90	93	24
Motor vehicle	17	20	18
Other expenses	153	208	80
Other tax expense	7	35	2
Other tax expense (for commission)	457	376	359
Professional fee	793	364	58
Rental - copier	2	2	2
Rental - office and apartment	50	58	200
Repair and maintenance	19	28	32
Service fee		40	81
Stamp duty	1
Stationery	6	8	7
Transportation	25	19	22
Travelling	431	476	150
Utilities	45	47	45
Total other expenses	$ 2,994	$ 3,040	$ 2,032